Contingencies and Commitments	12 Months Ended
Dec. 31, 2022
Contingencies and Commitments [Abstract]
CONTINGENCIES AND COMMITMENTS

NOTE 24 - CONTINGENCIES AND COMMITMENTS

a.	Lawsuits and legal procedures

As of the issuance date of these financial statements, the Bank and its affiliates were subject to certain legal actions in the normal course of their business, As of December 31, 2022, the Bank and its subsidiaries have provisions for this item of Ch$5,533 million (Ch$3,035 million as of December 31, 2021) which is included in “Provisions” in the Consolidated Statements of Financial Position as provisions for contingencies.

b.	Contingent loans

The following table shows the Bank’s contractual obligations to issue loans:

	As of December 31,
	2022	2021
	MCh$	MCh$
Personal guarantees	924,173	579,051
Personal guarantees in local currency	483,807	349,906
Personal guarantees in foreign currency	440,366	229,145
Letter of credits of merchandise traffic operations	255,522	377,308
Transactions related to contingent events	1,476,599	1,390,410
Transactions related to contingent events in local currency	1,216,117	1,204,670
Transactions related to contingent events in foreign currency	260,482	185,740
Unrestricted prompt cancel credit lines	8,974,077	8,986,535
Other credit commitments	324,962	265,517
Credit for university studies	1,617	2,640
Other irrevocable credit commitments	323,345	262,877
Total	11,945,333	11,598,821

c.	Held securities

The Bank holds securities in the normal course of its business as follows:

	As of December 31,
	2022	2021
	MCh$	MCh$
Third party operations
Collections	104,972	109,465
Transferred financial assets managed by the Bank	9,090	16,987
Assets from third parties managed by the Bank and its affiliates	1,081,895	1,307,727
Subtotal	1,195,957	1,434,179
Custody of securities

Securities held in custody	9,057,428	7,022,067
Securities held in custody deposited in other entity	756,880	820,948
Issued securities held in custody	12,397,099	9,713,122
Subtotal	22,211,407	17,556,137
Total	23,407,364	18,990,316

As of December 31, 2022, the Bank has classified the portfolios managed by private banking into “Assets from third parties managed by the Bank and its affiliates” (memo account). At the end of December 2022, the balance for this was Ch$1,081,895 million (Ch$1,307,692 million as of December 31, 2021).

d.	Guarantees

Banco Santander-Chile has an integral bank policy of coverage of Official Loyalty N°5721202 in force with the company Compañía de Seguros Chilena Consolidada S.A., coverage for USD50,000,000 per claim with an annual limit of USD100,000,000, which covers both the Bank and its subsidiaries, with an expiration date of June 30, 2023.

e.	Contingent loans and liabilities

The Bank took on several contingent loans and liabilities, to satisfy its clients’ needs, that are not recognised in the Consolidated Financial Statements of Financial Position; these contain loan risks and are, therefore, part of the Bank’s global risk.